EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 22, 2014 (Accession No. 0001193125-14-318766), to the Class R and Z Summary Prospectus and Prospectus dated May 1, 2014 for Cohen & Steers Real Assets Fund, Inc., and the Statement of Additional Information dated July 1, 2014.